Earnings (loss) per Share	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Earnings per Share
Earnings (loss) per Share

Note 10 — Earnings per Share

Basic earnings (loss) per share is computed in accordance with ASC Topic 260, Earnings Per Share, by dividing the net income (loss) attributable to holders of common stock by the weighted average shares of common stock outstanding during the period. Diluted earnings (loss) per share is computed by dividing net income (loss) by the weighted average shares of common stock, including the diluted effect of stock options. There are no other antidilutive financial instruments.

Since the Company was in a net loss position for the three months ended March 31, 2024 and 2023, respectively, basic net loss per share is the same as diluted net loss per share as the inclusion of all potential common shares outstanding would have been antidilutive.

The following table summarizes the computation of basic and diluted earnings per share:

	Three Months Ended March 31,
	2024	2023
Numerator:
Basic and Diluted Net loss attributable to common stockholders	$(3,922)	$(2,907)
Denominator:
Weighted average number of shares:
Basic - Class A Common Stock	11,966,928	514,946
Add: Dilutive effects, as shown separately below
Unvested Stock Options	—	—
Diluted - Class A and Class B Common Stock	11,966,928	514,946
Basic Net loss per share attributable to common stockholders	$(0.33)	$(5.65)
Diluted Net loss per share attributable to common stockholders	$(0.33)	$(5.65)

The table above does not include (i) up to 8,625,000 shares of new Common Stock that will be issuable upon exercise of the Company’s outstanding public warrants at an exercise price of $11.50 per share for cash, (ii) up to 506,250 shares of new Common Stock that will be issuable upon exercise of the Company’s outstanding private warrants at an exercise price of $11.50 per share, (iii) up to 340,250 shares of new Common Stock that will be issuable upon exercise of the Financing Warrants at an exercise price of $11.50 per share for cash, (iv) shares of new Common Stock that will be issuable upon the exercise of Company’s Options, (v) 1,886,166 shares of new Common Stock underlying the Company’s RSU Awards that were vested but not issued as of January 1, 2024, or (vi) shares of new Common Stock that will be available for issuance under the 2023 Incentive Award Plan, which will initially be equal to an incremental 9.3% of the fully-diluted shares as of the Business Combination.

There were no antidilutive financial instruments for the three months ended March 31, 2023.

Note 12 — Earnings (loss) per Share

Basic earnings (loss) per share is computed in accordance with ASC 260, Earnings Per Share, by dividing the net loss attributable to holders of common stock by the weighted average shares of common stock outstanding during the period. Diluted earnings (loss) per share is computed by dividing net income by the weighted average shares of common stock outstanding, including the dilutive effects of stock options.

The following table summarizes the computation of basic and diluted earnings (loss) per share:

Since the Company was in a net loss position for the years ended 2023 and 2022, basic net loss per share is the same as diluted net loss per share as the inclusion of all potential common shares outstanding would have been antidilutive.

	2023	2022
Numerator:
Basic and Diluted Net loss attributable to common stockholders	$(22,268)	$(13,290)
Denominator:
Weighted average number of shares:
Basic - Common Stock	6,257,476	5,292,384
Add: Dilutive effects, as shown separately below
Unvested Stock Options	—	—
Diluted - Common Stock	6,257,476	5,292,384
Basic Net loss per share attributable to common stockholders	$(3.56)	$(2.51)
Diluted Net loss per share attributable to common stockholders	$(3.56)	$(2.51)

The diluted earnings (loss) per share is the same as the basic earnings (loss) share for years ended December 31, 2023 and 2022 as all potential common shares including stock options are anti-dilutive and are therefore excluded from the computation of diluted net profit per share. The table above does not include (i) up to 680,500 shares of new Common Stock that will be issuable upon conversion of $6,805 in Financing Notes at a conversion rate of $10.00 per share, (ii) up to 2,245,650 shares of new Common stock that may be issuable as interest payments on the Financing Notes, (iii) up to 8,625,000 shares of new Common Stock that will be issuable upon exercise of the Company’s outstanding public warrants at an exercise price of $11.50 per share for cash, (iv) up to 2,400,000 Earnout Shares that will be issuable if certain conditions are met (v) up to 506,250 shares of new Common Stock that will be issuable upon exercise of the Company’s outstanding private warrants at an exercise price of $11.50 per share, (vi) up to 340,250 shares of new Common Stock that will be issuable upon exercise of the Financing Warrants at an exercise price of $11.50 per share for cash, (vii) shares of new Common Stock that will be issuable upon the exercise of Company’s Options, (viii) shares of new Common Stock underlying the Company’s RSU Awards or (ix) shares of new Common Stock that will be available for issuance under the 2023 Incentive Award Plan, which will initially be equal to 12% of the fully-diluted shares as of the Business Combination (excluding the Earnout Shares and shares payable as interest on the Financing Notes).